Madison Funds | January 31, 2025

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 52.0%
Bond Funds - 27.2%
Janus Henderson AAA CLO ETF (A)	32,928	$1,680,645
Janus Henderson Mortgage-Backed Securities ETF	70,522	3,136,819
Schwab Intermediate-Term U.S. Treasury ETF (A)	232,774	5,682,013
Vanguard Short-Term Corporate Bond ETF	10,676	837,746
		11,337,223
Foreign Stock Funds - 6.5%
Franklin FTSE Japan ETF	28,810	838,659
iShares MSCI Emerging Markets Asia ETF	17,117	1,239,100
Vanguard FTSE Europe ETF (A)	9,844	664,470
		2,742,229
Stock Funds - 16.3%
Distillate U.S. Fundamental Stability & Value ETF	37,758	2,145,787
Energy Select Sector SPDR Fund ETF	4,575	400,953
Invesco S&P 500 Quality ETF	30,839	2,151,329
iShares Core S&P Small-Cap ETF	5,167	611,980
SPDR S&P Bank ETF (A)	9,690	570,450
Vanguard Information Technology ETF	1,473	908,266
		6,788,765

Total Exchange Traded Funds
(Cost $20,032,500)		20,868,217

INVESTMENT COMPANIES - 48.3%
Bond Funds - 39.8%
Madison Core Bond Fund, Class R6 (B) (C)	1,877,542	16,578,702

Stock Funds - 8.5%
Madison Investors Fund, Class R6 (C)	114,809	3,544,151

Total Investment Companies
(Cost $21,533,264)		20,122,853

SHORT-TERM INVESTMENTS - 10.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 4.330%	742,960	742,960
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 4.330%	3,443,530	3,443,530

Total Short-Term Investments
(Cost $4,186,490)		4,186,490
TOTAL INVESTMENTS - 108.4%
(Cost $45,752,254)		45,177,560

NET OTHER ASSETS AND LIABILITIES - (8.4%)		(3,511,984)

TOTAL NET ASSETS - 100.0%		$41,665,576

(A)	All or a portion of these securities, with an aggregate fair value of $3,357,617, are on loan as part of a securities lending program.

(B)	Greater than 25% of the portfolio. For more information refer the website madisonfunds.com/individual/core-bond-fund/.

(C)	Affiliated Company.

(D)	7-day yield.

(E)	Represents investments of cash collateral received in connection with securities lending.

CLO	Collateralized Loan Obligation

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor’s

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2025

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 58.0%
Bond Funds - 16.7%
Janus Henderson AAA CLO ETF (A)	72,571	$3,704,024
Janus Henderson Mortgage-Backed Securities ETF	94,347	4,196,554
Schwab Intermediate-Term U.S. Treasury ETF	313,509	7,652,755
		15,553,333
Foreign Stock Funds - 11.9%
Franklin FTSE Japan ETF	111,782	3,253,974
iShares MSCI Emerging Markets Asia ETF	70,551	5,107,187
Vanguard FTSE Europe ETF (A)	39,106	2,639,655
		11,000,816
Stock Funds - 29.4%
Distillate U.S. Fundamental Stability & Value ETF	123,166	6,999,524
Energy Select Sector SPDR Fund ETF	15,280	1,339,139
Invesco S&P 500 Quality ETF	133,883	9,339,678
iShares Core S&P Small-Cap ETF	26,169	3,099,456
SPDR S&P Bank ETF	42,282	2,489,141
Vanguard Information Technology ETF	6,647	4,098,607
		27,365,545
Total Exchange Traded Funds
(Cost $49,062,975)		53,919,694

INVESTMENT COMPANIES - 38.2%
Bond Funds - 24.8%
Madison Core Bond Fund, Class R6 (B)	2,618,061	23,117,486

Stock Funds - 13.4%
Madison Investors Fund, Class R6 (B)	402,779	12,433,786

Total Investment Companies
(Cost $34,218,096)		35,551,272

SHORT-TERM INVESTMENTS - 10.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 4.330%	3,559,774	3,559,774
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 4.330%	6,262,309	6,262,309

Total Short-Term Investments
(Cost $9,822,083)		9,822,083
TOTAL INVESTMENTS - 106.7%
(Cost $93,103,154)		99,293,049

NET OTHER ASSETS AND LIABILITIES - (6.7%)		(6,250,530)

TOTAL NET ASSETS - 100.0%		$93,042,519

(A)	All or a portion of these securities, with an aggregate fair value of $6,102,979, are on loan as part of a securities lending program.

(B)	Affiliated Company.

(C)	7-day yield.

(D)	Represents investments of cash collateral received in connection with securities lending.

CLO	Collateralized Loan Obligation

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor’s

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2025

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 65.8%
Bond Funds - 9.9%
Janus Henderson AAA CLO ETF (A)	42,937	$2,191,504
Janus Henderson Mortgage-Backed Securities ETF	18,274	812,828
Schwab Intermediate-Term U.S. Treasury ETF	99,398	2,426,305
		5,430,637
Foreign Stock Funds - 15.8%
Franklin FTSE Japan ETF	88,861	2,586,744
iShares MSCI Emerging Markets Asia ETF	53,064	3,841,303
Vanguard FTSE Europe ETF (A)	33,499	2,261,182
		8,689,229
Stock Funds - 40.1%
Distillate U.S. Fundamental Stability & Value ETF	92,014	5,229,156
Energy Select Sector SPDR Fund ETF	12,061	1,057,026
Invesco S&P 500 Quality ETF	111,470	7,776,147
iShares Core S&P Small-Cap ETF	21,201	2,511,046
SPDR S&P Bank ETF	37,263	2,193,673
Vanguard Information Technology ETF	5,221	3,219,321
		21,986,369
Total Exchange Traded Funds
(Cost $32,013,990)		36,106,235

INVESTMENT COMPANIES - 30.8%
Bond Funds - 13.4%
Madison Core Bond Fund, Class R6 (B)	833,989	7,364,119

Stock Funds - 17.4%
Madison Investors Fund, Class R6 (B)	308,259	9,515,968

Total Investment Companies
(Cost $14,452,175)		16,880,087

SHORT-TERM INVESTMENTS - 11.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 4.330%	1,932,560	1,932,560
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 4.330%	4,480,191	4,480,191

Total Short-Term Investments
(Cost $6,412,751)		6,412,751
TOTAL INVESTMENTS - 108.3%
(Cost $52,878,916)		59,399,073

NET OTHER ASSETS AND LIABILITIES - (8.3%)		(4,527,549)

TOTAL NET ASSETS - 100.0%		$54,871,524

(A)	All or a portion of these securities, with an aggregate fair value of $4,363,619, are on loan as part of a securities lending program.

(B)	Affiliated Company.

(C)	7-day yield.

(D)	Represents investments of cash collateral received in connection with securities lending.

CLO	Collateralized Loan Obligation

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor’s

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2025

Diversified Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1, 2)
COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.0%
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.500%, 10/25/49	$180	$179

Total Collateralized Mortgage Obligations
(Cost $183)		179

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%
GSAMP Trust, Series 2006-S5, Class M5 (A) (B) (D), 7.488%, 9/25/36	534,000	—

Total Commercial Mortgage-Backed Securities
(Cost $—)		—

MORTGAGE BACKED SECURITIES - 0.0%
Fannie Mae - 0.0%
7.000%, 11/1/31 Pool # 607515	2,042	2,139
7.000%, 5/1/32 Pool # 644591	205	214
		2,353
Freddie Mac - 0.0%
4.500%, 2/1/25 Pool # J11722	50	50
4.500%, 5/1/25 Pool # J12247	258	257
8.000%, 6/1/30 Pool # C01005	377	393
		700
Ginnie Mae - 0.0%
6.500%, 2/20/29 Pool # 2714	2,309	2,354
6.500%, 4/20/31 Pool # 3068	1,871	1,932
		4,286
Total Mortgage Backed Securities
(Cost $7,127)		7,339

	Shares
EXCHANGE TRADED FUNDS - 99.3%
Bond Funds - 59.0%
Janus Henderson AAA CLO ETF (E)	112,936	5,764,253
Janus Henderson Mortgage-Backed Securities ETF (E)	304,629	13,549,898
Madison Aggregate Bond ETF (E) (F)	1,175,000	23,565,448
Madison Short-Term Strategic Income ETF (F)	1,437,500	29,266,206
SPDR Portfolio High Yield Bond ETF	294,946	7,013,816
		79,159,621
Stock Funds - 40.3%
Global X MLP ETF	90,087	4,771,908
Madison Covered Call ETF (E) (F)	1,335,000	25,164,617
Madison Dividend Value ETF (E) (F)	1,100,000	24,231,240
		54,167,765
Total Exchange Traded Funds
(Cost $131,373,708)		133,327,386

SHORT-TERM INVESTMENTS - 6.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (G), 4.330%	1,094,447	1,094,447
State Street Navigator Securities Lending Government Money Market Portfolio (G) (H), 4.330%	8,140,098	8,140,098

Total Short-Term Investments
(Cost $9,234,545)		9,234,545
TOTAL INVESTMENTS - 106.2%
(Cost $140,615,563)		142,569,449

NET OTHER ASSETS AND LIABILITIES - (6.2%)		(8,283,181)

TOTAL NET ASSETS - 100.0%		$134,286,268

(A)	Floating rate or variable rate note. Rate shown is as of January 31, 2025.

(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at January 31, 2025.

(C)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers.”

(D)	Defaulted Security. Security was deemed illiquid by Madison. Interest is not being accrued.

(E)	All or a portion of these securities, with an aggregate fair value of $7,953,078, are on loan as part of a securities lending program.

(F)	Affiliated Company.

(G)	7-day yield.

(H)	Represents investments of cash collateral received in connection with securities lending.

CLO	Collateralized Loan Obligation

ETF	Exchange Traded Fund.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2025

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

Value (Note 1, 2)
TOTAL INVESTMENTS - %
(Cost $30)	$—

NET OTHER ASSETS AND LIABILITIES - 100.0%	13,293,438

TOTAL NET ASSETS - 100.0%	$13,293,438

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2025

Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1, 2)
MUNICIPAL BONDS - 97.5%
Alabama - 7.2%
Mobile County, General Obligation, 5.000%, 2/1/39	$610,000	$658,834
Montgomery Water Works & Sanitary Sewer Board, 5.000%, 9/1/42	315,000	342,691
Pike Road, Authority Revenue, 4.000%, 9/1/31	170,000	170,079
UAB Medicine Finance Authority Revenue, Series B, 5.000%, 9/1/27	150,000	157,313
		1,328,917
Arkansas - 1.0%
Arkansas Development Finance Authority, 5.000%, 2/1/26	175,000	176,378

California - 0.7%
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, 5.000%, 7/1/40	120,000	124,463

Colorado - 3.6%
Colorado Springs Utilities System Revenue, Series A, 4.000%, 11/15/40	250,000	250,260
El Paso County Facilities Corp., Series A, 5.000%, 12/1/27	400,000	422,180
		672,440
Florida - 4.4%
Hialeah Utility System, 5.000%, 10/1/35	400,000	435,173
Port St. Lucie Community Redevelopment Agency Revenue, Tax Allocation, 5.000%, 1/1/26	150,000	152,977
Tampa Bay Water, Series A, 5.250%, 10/1/54	200,000	216,801
		804,951
Georgia - 0.8%
Americus-Sumter Payroll Development Authority, Series A, 3.250%, 6/1/33	150,000	146,297

Idaho - 2.7%
Idaho Health Facilities Authority, Series A, 5.000%, 3/1/34	500,000	500,190

Illinois - 10.8%
Cook County School District No. 111 Burbank, (BAM-TCRS), 5.000%, 12/1/35	545,000	567,002
Cook County School District No. 111 Burbank, (BAM-TCRS), 4.000%, 12/1/37	200,000	201,801
Du Page County School District No. 45, 4.000%, 1/1/26	400,000	403,465
Palatine Village, General Obligation, 2.000%, 12/1/28	175,000	161,747
Village of Bourbonnais, (BAM), 5.250%, 12/1/46	325,000	340,506
Village of Buffalo Grove, 5.000%, 12/30/38	300,000	329,482
		2,004,003
Indiana - 6.6%
Indiana Finance Authority, Series A, 5.000%, 10/1/46	140,000	149,164
Lincoln Center Building Corp., 4.000%, 8/1/28	285,000	292,621

Indiana - 6.6%
Vanderburgh County Redevelopment District, Tax Allocation, (AGM), 5.000%, 2/1/26	500,000	509,447
Whitestown Redevelopment Authority, 5.000%, 7/15/38	260,000	271,411
		1,222,643
Kansas - 1.3%
Sedgwick County, Series A, 4.000%, 8/1/40	250,000	249,686

Kentucky - 2.4%
Eastern Kentucky University, Series A, (ST INTERCEPT), 5.000%, 4/1/33	445,000	446,120

Louisiana - 0.8%
Lafourche Parish School Board, 4.000%, 3/1/33	150,000	155,817

Michigan - 4.1%
City of Wayland MI, (AGC), 4.000%, 10/1/40	185,000	183,840
Kalamazoo Public Schools, 5.000%, 5/1/26	250,000	251,112
Warren Woods Public Schools, (BAM), 4.000%, 5/1/35	300,000	313,607
		748,559
Mississippi - 2.7%
Medical Center Educational Building Corp., Series A, 5.000%, 6/1/30	475,000	495,319

Nebraska - 1.7%
Elkhorn School District, 4.000%, 12/15/36	315,000	320,267

New Jersey - 2.9%
New Jersey Turnpike Authority, Series A, (BHAC-CR, AGM), 5.250%, 1/1/28	250,000	267,548
New Jersey Turnpike Authority, Series A, (BHAC-CR, AGM), 5.250%, 1/1/29	250,000	272,593
		540,141
New Mexico - 1.1%
Otero County, (BAM), 4.000%, 12/1/28	195,000	199,292

New York - 2.8%
New York State Dormitory Authority, Series 1, (BHAC-CR), 5.500%, 7/1/31	250,000	274,634
Port Authority of New York & New Jersey, Series 85TH, (GO of AUTH), 5.375%, 3/1/28	230,000	240,722
		515,356
Ohio - 1.5%
Ohio Water Development Authority Water Pollution Control Loan Fund, Series D, 5.000%, 12/1/44	250,000	274,394

Oklahoma - 4.0%
Elk City Industrial Authority, 4.000%, 5/1/30	335,000	343,416
Tulsa County Industrial Authority, 3.000%, 2/1/31	400,000	391,960
		735,376
Pennsylvania - 6.3%
City of Pittsburgh, 4.000%, 9/1/35	350,000	356,765
Commonwealth Financing Authority, Series A, 5.000%, 6/1/35	370,000	371,859

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2025

Tax-Free National Fund Portfolio of Investments (unaudited) - concluded

	Par Value	Value (Note 1, 2)
Pennsylvania - 6.3%
Philadelphia Gas Works Co., Series A, 5.000%, 8/1/40	$170,000	$186,889
Waverly Township Municipal Authority, (BAM ST AID WITHHLDG), 4.000%, 2/15/26	250,000	252,736
		1,168,249
Texas - 3.6%
Center, General Obligation, 3.000%, 8/15/34	410,000	363,057
Harris County Toll Road Authority, 4.000%, 8/15/38	300,000	301,872
		664,929
Utah - 3.1%
Ogden City Sewer & Water Revenue, Series A, 4.000%, 6/15/31	250,000	262,270
Utah Transit Authority, Series A, (BHAC-CR), 5.000%, 6/15/35	280,000	316,611
		578,881
Virginia - 7.2%
Alexandria Sanitation Authority, 5.000%, 7/15/54	200,000	217,192
Fairfax County Economic Development Authority, Series A, 5.000%, 9/1/38	90,000	93,928
Roanoke Economic Development Authority, Series A, 5.000%, 7/1/47	250,000	275,735
Southampton County Industrial Development Authority, 5.000%, 6/1/35	440,000	484,613
Western Regional Jail Authority, 5.000%, 12/1/34	250,000	258,379
		1,329,847
West Virginia - 4.0%
West Virginia Economic Development Authority, Series A, 5.000%, 7/1/37	450,000	464,045
West Virginia University, Series A, 4.000%, 10/1/39	265,000	266,298
		730,343
Wisconsin - 10.2%
City of Burlington WI, Series A, (BAM), 4.000%, 4/1/36	580,000	589,326
City of Green Bay WI, Series A, 4.000%, 4/1/38	355,000	359,823
City of Whitewater, Series A, (BAM), 5.000%, 6/1/38	290,000	315,779
Public Finance Authority, Series A, 5.000%, 10/1/32	200,000	214,550
Wisconsin Health & Educational Facilities Authority, Series A, 4.000%, 11/15/35	400,000	400,174
		1,879,652
TOTAL INVESTMENTS - 97.5%
(Cost $18,335,408)		18,012,510

NET OTHER ASSETS AND LIABILITIES - 2.5%		457,664

TOTAL NET ASSETS - 100.0%		$18,470,174

AGM	Assured Guaranty Municipal Corp.

BAM	Build America Mutual Assurance Co.

BHAC-CR	Berkshire Hathaway Assurance Corp.

GO of AUTH	General Obligation of the Authority.

ST AID	State Aid Withholding.

ST	State Intercept.

TCRS	Transferable Custodial Receipts.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2025

High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1, 2)
CORPORATE NOTES AND BONDS - 34.9%
Communication Services - 3.2%
Cisco Systems, Inc., 4.950%, 2/26/31	$250,000	$250,937
Comcast Corp., 3.150%, 3/1/26	750,000	739,096
Walt Disney Co., 3.800%, 3/22/30	750,000	718,298
		1,708,331
Consumer Discretionary - 3.0%
Cummins, Inc., 1.500%, 9/1/30	750,000	629,595
Home Depot, Inc., 4.500%, 9/15/32	500,000	486,380
NIKE, Inc., 2.750%, 3/27/27	500,000	482,479
		1,598,454
Consumer Staples - 3.4%
Hershey Co., 1.700%, 6/1/30	750,000	640,875
PepsiCo, Inc. (A), 4.450%, 5/15/28	500,000	500,057
PepsiCo, Inc., 2.750%, 3/19/30	750,000	682,241
		1,823,173
Financials - 17.4%
American Express Co., (Secured Overnight Financing Index + 1.090%) (B) (C), 5.532%, 4/25/30	750,000	764,740
Bank of America Corp., (3 mo. USD Term SOFR + 1.442%) (B) (C), 3.194%, 7/23/30	750,000	693,969
Bank of New York Mellon Corp., (Secured Overnight Financing Index + 1.802%) (B) (C), 5.802%, 10/25/28	750,000	770,554
Berkshire Hathaway Finance Corp., 2.875%, 3/15/32	750,000	661,599
JPMorgan Chase & Co., (Secured Overnight Financing Rate + 1.310%) (B) (C), 5.012%, 1/23/30	750,000	750,657
Mastercard, Inc., 3.300%, 3/26/27	750,000	733,034
Morgan Stanley, (Secured Overnight Financing Rate + 2.240%) (B) (C), 6.296%, 10/18/28	750,000	776,828
PNC Financial Services Group, Inc., (Secured Overnight Financing Rate + 1.841%) (B) (C), 5.582%, 6/12/29	750,000	765,304
Simon Property Group LP, 2.450%, 9/13/29	750,000	674,066
State Street Corp., 4.330%, 10/22/27	750,000	745,765
Truist Financial Corp., (Secured Overnight Financing Rate + 1.435%) (B) (C), 4.873%, 1/26/29	500,000	498,455
Truist Financial Corp., 1.950%, 6/5/30	750,000	642,038
U.S. Bancorp, (Secured Overnight Financing Rate + 1.660%) (B) (C), 4.548%, 7/22/28	750,000	744,913
		9,221,922
Health Care - 1.9%
UnitedHealth Group, Inc., 5.250%, 2/15/28	1,000,000	1,016,803

Industrials - 4.6%
Caterpillar Financial Services Corp., 4.800%, 1/6/26	750,000	753,130
Emerson Electric Co., 2.000%, 12/21/28	750,000	679,721
John Deere Capital Corp. (A), 4.750%, 1/20/28	1,000,000	1,006,851
		2,439,702
Information Technology - 1.4%
Texas Instruments, Inc., 1.375%, 3/12/25	750,000	747,644

Total Corporate Notes and Bonds
(Cost $19,218,714)		18,556,029
FOREIGN CORPORATE BONDS - 1.4%
Health Care - 1.4%
Pfizer Investment Enterprises Pte. Ltd.,
4.750%, 5/19/33	750,000	728,487

Total Foreign Corporate Bonds
(Cost $743,749)		728,487

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 62.5%
Fannie Mae - 6.8%
0.500%, 11/7/25 (A)	1,250,000	1,215,052
2.125%, 4/24/26	1,300,000	1,268,196
0.750%, 10/8/27 (A)	1,250,000	1,140,956
		3,624,204
U.S. Treasury Notes - 55.7%
4.500%, 11/15/25	1,500,000	1,502,241
3.875%, 1/15/26	1,250,000	1,245,947
3.750%, 4/15/26	1,125,000	1,118,232
3.250%, 6/30/27	2,000,000	1,955,234
4.000%, 2/29/28	2,000,000	1,983,672
3.625%, 5/31/28	2,500,000	2,447,754
4.000%, 6/30/28	2,000,000	1,981,016
4.875%, 10/31/28	2,500,000	2,546,289
4.500%, 5/31/29	1,650,000	1,659,152
4.000%, 7/31/29	1,000,000	985,469
3.875%, 9/30/29	2,000,000	1,958,281
3.875%, 11/30/29	2,250,000	2,201,133
3.875%, 12/31/29	2,250,000	2,200,166
4.000%, 7/31/30	2,250,000	2,205,791
1.375%, 11/15/31	500,000	410,039
3.375%, 5/15/33	1,750,001	1,611,846
4.000%, 2/15/34	1,650,000	1,582,840
		29,595,102
Total U.S. Government and Agency Obligations
(Cost $33,724,510)		33,219,306
	Shares
SHORT-TERM INVESTMENTS - 4.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 4.330%	236,049	236,049
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 4.330%	2,113,521	2,113,521

Total Short-Term Investments
(Cost $2,349,570)		2,349,570
TOTAL INVESTMENTS -103.2%
(Cost $56,036,543)		54,853,392

NET OTHER ASSETS AND LIABILITIES - (3.2%)		(1,714,648)

TOTAL NET ASSETS - 100.0%		$53,138,744

(A)	All or a portion of these securities, with an aggregate fair value of $2,071,572, are on loan as part of a securities lending program.

(B)	Floating rate or variable rate note. Rate shown is as of January 31, 2025.

(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at January 31, 2025.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2025

High Quality Bond Fund Portfolio of Investments (unaudited) - concluded

(D)	7-day yield.

(E)	Represents investments of cash collateral received in connection with securities lending.

LP	Limited Partnership.

SOFR	Secured Overnight Financing Rate.

USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2025

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1, 2)
ASSET BACKED SECURITIES - 3.0%
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.280%, 5/15/28	$500,000	$504,016
Chesapeake Funding II LLC, Series 2023-1A, Class A1 (A), 5.650%, 5/15/35	543,602	547,271
Chesapeake Funding II LLC, Series 2023-2A, Class A1 (A), 6.160%, 10/15/35	376,036	381,382
Enterprise Fleet Financing LLC, Series 2022-1, Class A2 (A), 3.030%, 1/20/28	78,139	77,922
Enterprise Fleet Financing LLC, Series 2023-1, Class A2 (A), 5.510%, 1/22/29	242,312	243,428
Enterprise Fleet Financing LLC, Series 2022-4, Class A2 (A), 5.760%, 10/22/29	484,261	487,436
John Deere Owner Trust, Series 2023-B, Class A3, 5.180%, 3/15/28	750,000	755,029
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.860%, 2/26/29	49,927	49,581
LAD Auto Receivables Trust, Series 2022-1A, Class A (A), 5.210%, 6/15/27	181,022	181,289
LAD Auto Receivables Trust, Series 2023-2A, Class A2 (A), 5.930%, 6/15/27	70,464	70,606
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4, 4.450%, 11/15/29	200,000	199,655
Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.440%, 9/15/27	116,981	116,617
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (B) (C), 0.918%, 2/25/63	48,710	47,580
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A (B) (C), 5.848%, 1/25/64	987,781	992,461
Verizon Master Trust, Series 2024-3, Class B, 5.540%, 4/22/30	1,250,000	1,271,715

Total Asset Backed Securities
(Cost $5,900,382)		5,925,988

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.8%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (D), 2.879%, 7/25/49	76,260	73,716
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A1 (A) (B) (C), 1.724%, 2/25/55	40,277	39,373
CIM Trust, Series 2021-J2, Class A4 (A) (B) (C), 2.500%, 4/25/51	452,368	397,654
Federal Home Loan Mortgage Corp. REMICS, Series 4066, Class DI, 3.000%, 6/15/27	184,739	3,981
Federal Home Loan Mortgage Corp. REMICS, Series 5451, Class A, 5.000%, 5/25/49	343,360	337,967
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1 (A) (B) (C), 5.351%, 12/25/41	137,612	137,612
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, 3.500%, 3/25/30	321,203	17,053
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.500%, 4/25/31	192,816	186,825
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4.000%, 5/25/31	260,631	257,161
Federal National Mortgage Association REMICS, Series 2001-73, Class GZ, 6.000%, 12/25/31	51,547	52,744
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.500%, 9/25/35	55,353	56,681
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, 5.500%, 12/25/35	1,448,030	210,966
Federal National Mortgage Association REMICS, Series 2024-99, Class EA, 5.500%, 5/25/51	737,583	734,492
Federal National Mortgage Association REMICS, Series 2025-5, Class EA, 5.500%, 10/25/51	750,000	749,063
Flagstar Mortgage Trust, Series 2021-9INV, Class A1 (A) (B) (C), 2.500%, 9/25/41	463,786	409,008
GCAT Trust, Series 2021-NQM1, Class A1 (A) (B) (C), 0.874%, 1/25/66	520,862	446,970
Government National Mortgage Association REMICS, Series 2015-53, Class IL, 3.000%, 9/20/44	28,216	300
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (A) (B) (C), 2.500%, 5/25/51	450,677	361,381
JP Morgan Mortgage Trust, Series 2019-5, Class A3 (A) (B) (C), 4.000%, 11/25/49	18,444	17,030
JP Morgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.462%, 2/25/50	74,343	65,721
JP Morgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C), 2.500%, 6/25/51	601,434	481,799
JP Morgan Mortgage Trust, Series 2021-3, Class A3 (A) (B) (C), 2.500%, 7/25/51	800,480	642,772
JP Morgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C), 2.500%, 10/25/51	651,924	572,634
JP Morgan Mortgage Trust, Series 2021-14, Class A4 (A) (B) (C), 2.500%, 5/25/52	700,904	612,447
JP Morgan Mortgage Trust, Series 2024-5, Class A4 (B) (C), 6.000%, 11/25/54	784,449	788,495
JP Morgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3.000%, 2/25/50	126,308	107,562
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.500%, 10/25/49	899	894
PSMC Trust, Series 2020-2, Class A2 (A) (B) (C), 3.000%, 5/25/50	93,030	81,360
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C), 2.500%, 3/25/51	762,547	663,540
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B) (C), 2.500%, 12/25/51	571,657	496,703
RCKT Mortgage Trust, Series 2022-1, Class A5 (A) (B) (C), 2.500%, 1/25/52	389,920	338,346
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3.000%, 6/25/43	237,039	207,126
Towd Point Mortgage Trust, Series 2024-4, Class A1A (B) (C), 4.416%, 10/27/64	1,672,728	1,659,728
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (C), 4.000%, 4/25/49	9,833	9,162

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2025

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 1, 2)
Wells Fargo Mortgage-Backed Securities Trust, Series 2021-INV2, Class A2 (A) (B) (C), 2.500%, 9/25/51	$561,875	$449,772

Total Collateralized Mortgage Obligations
(Cost $13,175,064)		11,668,038

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	28,501	28,283
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1 (B) (C), 0.292%, 9/25/26	14,457,365	48,491
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K131, Class A2, 1.853%, 7/25/31	505,000	425,417
Federal National Mortgage Association-ACES, Series 2022-M1, Class A2 (B) (C), 1.668%, 10/25/31	1,250,000	1,021,416
FREMF Mortgage Trust, Series 2015-K44, Class B (A) (B) (C), 3.565%, 1/25/48	129,948	129,494
FREMF Mortgage Trust, Series 2016-K58, Class B (A) (B) (C), 3.737%, 9/25/49	320,000	313,407
FREMF Mortgage Trust, Series 2020-K106, Class B (A) (B) (C), 3.562%, 3/25/53	750,000	683,645
Government National Mortgage Association, Series 2024-153, Class AB, 4.500%, 3/16/65	748,013	733,216
GSAMP Trust, Series 2006-S5, Class M5 (B) (C) (E), 7.488%, 9/25/36	772,000	—

Total Commercial Mortgage-Backed Securities
(Cost $3,459,385)		3,383,369

CORPORATE NOTES AND BONDS - 23.0%
Communication Services - 0.9%
AT&T, Inc., 4.750%, 5/15/46	500,000	434,215
Expedia Group, Inc., 3.250%, 2/15/30	250,000	230,278
SBA Communications Corp., 3.875%, 2/15/27	350,000	338,816
VeriSign, Inc., 2.700%, 6/15/31	500,000	430,181
Verizon Communications, Inc., 3.400%, 3/22/41	500,000	379,268
		1,812,758
Consumer Discretionary - 1.2%
Advance Auto Parts, Inc., 1.750%, 10/1/27	250,000	225,241
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.500%, 4/20/26	145,833	145,750
BorgWarner, Inc. (F), 5.400%, 8/15/34	250,000	246,853
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	350,000	349,868
Home Depot, Inc., 3.350%, 4/15/50	250,000	174,603
Lowe’s Cos., Inc., 3.000%, 10/15/50	500,000	311,259
Lowe’s Cos., Inc., 4.250%, 4/1/52	750,000	585,277
Royal Caribbean Cruises Ltd. (F), 7.500%, 10/15/27	250,000	264,654
Tractor Supply Co., 5.250%, 5/15/33	150,000	149,658
		2,453,163
Consumer Staples - 0.6%
GE HealthCare Technologies, Inc., 4.800%, 8/14/29	500,000	496,757
Keurig Dr. Pepper, Inc., 3.800%, 5/1/50	300,000	220,648
Lamb Weston Holdings, Inc. (A), 4.875%, 5/15/28	250,000	245,151
Performance Food Group, Inc. (A), 5.500%, 10/15/27	325,000	323,255
		1,285,811
Energy - 2.7%
Boardwalk Pipelines LP, 4.450%, 7/15/27	400,000	395,244
Devon Energy Corp., 5.200%, 9/15/34	800,000	758,155
Diamondback Energy, Inc., 5.400%, 4/18/34	550,000	541,279
Eastern Gas Transmission & Storage, Inc., 3.000%, 11/15/29	350,000	320,345
Energy Transfer LP, 5.250%, 4/15/29	275,000	276,066
Energy Transfer LP, 6.550%, 12/1/33	300,000	319,117
EnLink Midstream Partners LP, 5.450%, 6/1/47	400,000	359,921
Kinder Morgan, Inc., 5.550%, 6/1/45	400,000	372,458
Marathon Petroleum Corp., 4.700%, 5/1/25	275,000	274,998
Marathon Petroleum Corp., 3.800%, 4/1/28	350,000	339,115
MPLX LP, 2.650%, 8/15/30	350,000	307,577
ONEOK, Inc., 5.850%, 1/15/26	150,000	151,406
Sunoco LP/Sunoco Finance Corp., 6.000%, 4/15/27	400,000	400,127
Valero Energy Corp., 6.625%, 6/15/37	500,000	530,604
Valero Energy Corp., 4.000%, 6/1/52	175,000	126,241
		5,472,653
Financials - 10.4%
Air Lease Corp., 2.875%, 1/15/26	500,000	491,289
Air Lease Corp., 1.875%, 8/15/26	250,000	238,937
American Express Co., (Secured Overnight Financing Rate + 1.940%) (B) (C), 6.489%, 10/30/31	500,000	534,934
American International Group, Inc., 4.750%, 4/1/48	150,000	131,642
Athene Holding Ltd., 6.250%, 4/1/54	250,000	250,478
Bank of America Corp., (Secured Overnight Financing Rate + 1.910%) (B) (C), 5.288%, 4/25/34	350,000	347,693
Bank of America Corp., (Secured Overnight Financing Rate + 1.650%) (B) (C), 5.468%, 1/23/35	250,000	250,540
Bank of America Corp., Series N, (Secured Overnight Financing Rate + 0.910%) (B) (C), 1.658%, 3/11/27	400,000	386,567
Bank of New York Mellon Corp., (Secured Overnight Financing Index + 2.074%) (B) (C), 5.834%, 10/25/33	500,000	518,826
Berkshire Hathaway Finance Corp., 3.850%, 3/15/52	350,000	263,482
Capital One Financial Corp., (Secured Overnight Financing Rate + 2.057%) (B) (C), 4.927%, 5/10/28	350,000	349,605
Capital One Financial Corp., (Secured Overnight Financing Rate + 2.640%) (B) (C), 6.312%, 6/8/29	400,000	414,138

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2025

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 1, 2)
Capital One Financial Corp., (Secured Overnight Financing Rate + 1.790%) (B) (C), 3.273%, 3/1/30	$350,000	$324,659
Citibank NA, 5.803%, 9/29/28	250,000	258,216
Citigroup, Inc., (Secured Overnight Financing Rate + 2.086%) (B) (C), 4.910%, 5/24/33	350,000	338,551
Citigroup, Inc., (5 year CMT + 1.730%) (B) (C), 5.411%, 9/19/39	400,000	380,867
Empower Finance 2020 LP (A), 3.075%, 9/17/51	350,000	217,775
Fifth Third Bancorp, 2.550%, 5/5/27	350,000	333,220
Fifth Third Bancorp, (Secured Overnight Financing Rate + 2.340%) (B) (C), 6.339%, 7/27/29	400,000	415,704
Fifth Third Bancorp, (Secured Overnight Financing Rate + 1.660%) (B) (C), 4.337%, 4/25/33	350,000	325,720
Five Corners Funding Trust II (A), 2.850%, 5/15/30	250,000	223,325
GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/32	400,000	343,481
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	400,000	392,452
Goldman Sachs Group, Inc., (Secured Overnight Financing Rate + 0.913%) (B) (C), 1.948%, 10/21/27	500,000	475,912
Huntington Bancshares, Inc., (Secured Overnight Financing Rate + 2.020%) (B) (C), 6.208%, 8/21/29	350,000	362,054
Intercontinental Exchange, Inc., 4.600%, 3/15/33	350,000	335,720
Jefferies Financial Group, Inc., 2.625%, 10/15/31	450,000	380,502
Jefferies Financial Group, Inc., 6.200%, 4/14/34	200,000	205,735
JPMorgan Chase & Co., (Secured Overnight Financing Rate + 1.620%) (B) (C), 5.336%, 1/23/35	500,000	498,426
KeyBank NA, 5.000%, 1/26/33	250,000	240,912
KeyCorp, 4.100%, 4/30/28	400,000	387,767
KKR Group Finance Co. VIII LLC (A), 3.500%, 8/25/50	250,000	172,656
Liberty Mutual Group, Inc. (A), 3.950%, 5/15/60	150,000	99,958
LPL Holdings, Inc. (A), 4.000%, 3/15/29	350,000	331,598
Morgan Stanley, (Secured Overnight Financing Rate + 1.830%) (B) (C), 6.407%, 11/1/29	450,000	470,962
Morgan Stanley, (Secured Overnight Financing Rate + 1.108%) (B) (C), 5.230%, 1/15/31	350,000	351,046
Morgan Stanley, (Secured Overnight Financing Rate + 1.020%) (B) (C), 1.928%, 4/28/32	500,000	411,572
Morgan Stanley, (Secured Overnight Financing Rate + 1.730%) (B) (C), 5.466%, 1/18/35	500,000	498,199
Nasdaq, Inc., 1.650%, 1/15/31	450,000	372,236
Old Republic International Corp., 3.850%, 6/11/51	300,000	211,102
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	250,000	222,426
PNC Bank NA, 2.700%, 10/22/29	250,000	225,268
PNC Financial Services Group, Inc., (Secured Overnight Financing Rate + 2.284%) (B) (C), 6.875%, 10/20/34	300,000	328,085
Realty Income Corp., 4.850%, 3/15/30	400,000	397,689
Regions Financial Corp., 1.800%, 8/12/28	500,000	448,966
State Street Corp., (Secured Overnight Financing Rate + 1.490%) (B) (C), 3.031%, 11/1/34	250,000	225,553
Teachers Insurance & Annuity Association of America (A), 3.300%, 5/15/50	300,000	199,557
Truist Bank, 2.250%, 3/11/30	325,000	281,204
Truist Financial Corp., (Secured Overnight Financing Rate + 1.852%) (B) (C), 5.122%, 1/26/34	400,000	389,007
Truist Financial Corp., (Secured Overnight Financing Rate + 2.361%) (B) (C), 5.867%, 6/8/34	600,000	611,159
U.S. Bancorp, (Secured Overnight Financing Rate + 1.660%) (B) (C), 4.548%, 7/22/28	500,000	496,609
U.S. Bancorp, (Secured Overnight Financing Rate + 1.560%) (B) (C), 5.384%, 1/23/30	250,000	252,966
U.S. Bancorp, (Secured Overnight Financing Rate + 1.600%) (B) (C), 4.839%, 2/1/34	525,000	503,126
Wells Fargo & Co., (Secured Overnight Financing Rate + 1.740%) (B) (C), 5.574%, 7/25/29	500,000	508,869
Wells Fargo & Co., (Secured Overnight Financing Rate + 1.500%) (B) (C) (F), 5.198%, 1/23/30	600,000	602,894
Wells Fargo & Co., (Secured Overnight Financing Rate + 1.110%) (B) (C), 5.244%, 1/24/31	500,000	501,959
Wells Fargo & Co., (Secured Overnight Financing Rate + 2.020%) (B) (C), 5.389%, 4/24/34	350,000	347,091
Welltower OP LLC, 2.050%, 1/15/29	500,000	448,638
Weyerhaeuser Co., 3.375%, 3/9/33	300,000	261,251
		20,790,775
Health Care - 1.6%
AbbVie, Inc., 5.400%, 3/15/54	675,000	651,707
Amgen, Inc., 5.650%, 3/2/53	150,000	144,962
Block, Inc., 2.750%, 6/1/26	450,000	438,385
Centene Corp., 2.450%, 7/15/28	500,000	452,700
GE HealthCare Technologies, Inc., 5.600%, 11/15/25	750,000	754,435
GE HealthCare Technologies, Inc., 6.377%, 11/22/52	250,000	268,592
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.200%, 6/1/30	250,000	217,031
Humana, Inc., 5.375%, 4/15/31	250,000	249,222
		3,177,034
Industrials - 2.2%
Ashtead Capital, Inc. (A), 2.450%, 8/12/31	600,000	503,363
Ball Corp., 4.875%, 3/15/26	475,000	474,334
Boeing Co., 6.858%, 5/1/54	500,000	536,301
Carrier Global Corp., 3.577%, 4/5/50	68,000	48,901
Carrier Global Corp., 6.200%, 3/15/54	174,000	184,341
Nordson Corp., 5.800%, 9/15/33	100,000	102,966

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2025

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 1, 2)
Norfolk Southern Corp., 5.950%, 3/15/64	$250,000	$255,129
Otis Worldwide Corp., 2.565%, 2/15/30	350,000	312,147
Quanta Services, Inc., 2.900%, 10/1/30	500,000	444,389
TD SYNNEX Corp., 1.750%, 8/9/26	500,000	476,718
Textron, Inc., 2.450%, 3/15/31	250,000	213,468
United Rentals North America, Inc., 5.500%, 5/15/27	500,000	500,075
Vontier Corp., 1.800%, 4/1/26	300,000	288,391
		4,340,523
Information Technology - 1.6%
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	9,609
Dell International LLC/EMC Corp., 8.350%, 7/15/46	87,000	110,014
Dell International LLC/EMC Corp., 3.450%, 12/15/51	625,000	419,002
Fiserv, Inc., 3.500%, 7/1/29	250,000	234,885
Gartner, Inc. (A), 4.500%, 7/1/28	400,000	390,669
HP, Inc., 2.650%, 6/17/31	600,000	515,389
Intuit, Inc., 5.200%, 9/15/33	250,000	251,239
Iron Mountain, Inc. (A), 4.500%, 2/15/31	275,000	253,060
Oracle Corp., 3.950%, 3/25/51	750,000	552,072
VMware LLC, 2.200%, 8/15/31	500,000	416,323
		3,152,262
Materials - 0.2%
Celanese U.S. Holdings LLC, 6.415%, 7/15/27	250,000	254,562
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	269,384
		523,946
Utilities - 1.6%
AES Corp., 1.375%, 1/15/26	400,000	386,897
Berkshire Hathaway Energy Co., 1.650%, 5/15/31	350,000	285,930
DTE Electric Co., 5.400%, 4/1/53	250,000	242,637
Duke Energy Corp., 3.750%, 9/1/46	500,000	367,616
Duke Energy Progress LLC, 3.700%, 10/15/46	500,000	372,043
Florida Power & Light Co., 2.875%, 12/4/51	700,000	434,916
Interstate Power & Light Co., 3.500%, 9/30/49	250,000	174,010
NextEra Energy Capital Holdings, Inc., 1.900%, 6/15/28	500,000	454,158
PECO Energy Co., 3.050%, 3/15/51	750,000	481,972
		3,200,179
Total Corporate Notes and Bonds
(Cost $50,003,861)		46,209,104

FOREIGN CORPORATE BONDS - 2.6%
Consumer Discretionary - 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. (A), 4.750%, 10/20/28	250,000	248,140

Energy - 0.1%
Enbridge, Inc., 5.700%, 3/8/33	250,000	252,974

Financials - 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.750%, 1/30/26	500,000	485,660
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	250,000	248,412
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	500,000	485,217
Mitsubishi UFJ Financial Group, Inc., (1 year CMT + 1.530%) (B) (C), 5.475%, 2/22/31	500,000	507,661
Royal Bank of Canada, 5.150%, 2/1/34	400,000	397,322
Toronto-Dominion Bank (F), 4.456%, 6/8/32	300,000	284,838
UBS Group AG, (1 year CMT + 2.050%) (A) (B) (C), 4.703%, 8/5/27	400,000	399,089
		2,808,199
Health Care - 0.6%
Pfizer Investment Enterprises Pte. Ltd., 5.300%, 5/19/53	400,000	374,951
Pfizer Investment Enterprises Pte. Ltd., 5.340%, 5/19/63	250,000	229,568
Royalty Pharma PLC, 2.200%, 9/2/30	200,000	170,593
STERIS Irish FinCo UnLtd Co., 3.750%, 3/15/51	500,000	352,382
		1,127,494
Industrials - 0.3%
BAE Systems PLC (A), 5.300%, 3/26/34	500,000	497,350

Materials - 0.1%
Nutrien Ltd., 5.800%, 3/27/53	250,000	247,621

Total Foreign Corporate Bonds
(Cost $5,430,473)		5,181,778

MORTGAGE BACKED SECURITIES - 34.0%
Fannie Mae -18.5%
3.000%, 9/1/30 Pool # 890696	179,984	173,631
3.000%, 12/1/30 Pool # AL8924	82,629	80,379
7.000%, 11/1/31 Pool # 607515	2,042	2,139
3.500%, 12/1/31 Pool # MA0919	67,291	65,161
6.500%, 3/1/32 Pool # 631377	8,196	8,460
6.500%, 5/1/32 Pool # 636758	471	483
7.000%, 5/1/32 Pool # 644591	128	134
6.500%, 6/1/32 Pool # 545691	14,429	14,824
3.500%, 8/1/32 Pool # MA3098	90,660	87,683
3.500%, 9/1/32 Pool # MA3126	61,742	59,795
5.500%, 11/1/33 Pool # 555880	19,518	19,685
4.000%, 2/1/35 Pool # MA2177	189,218	184,000
3.500%, 12/1/35 Pool # MA2473	187,759	178,917
4.500%, 12/1/35 Pool # 745147	3,048	2,947
2.500%, 9/1/36 Pool # FS4049	554,118	508,909
6.000%, 11/1/36 Pool # 902510	26,713	27,601
6.000%, 10/1/37 Pool # 947563	28,005	29,019
6.500%, 12/1/37 Pool # 889072	18,881	19,762
4.500%, 5/1/38 Pool # MA5013	945,458	926,457
6.500%, 8/1/38 Pool # 987711	48,067	51,215
3.000%, 11/1/39 Pool # MA3831	86,130	77,918
4.000%, 9/1/40 Pool # AE3039	201,086	189,385
4.000%, 1/1/41 Pool # AB2080	154,660	145,659
2.500%, 5/1/41 Pool # MA4334	1,136,552	968,263
5.500%, 7/1/41 Pool # AL6588	149,814	151,567
4.000%, 9/1/41 Pool # AJ1406	67,451	63,546
4.000%, 10/1/41 Pool # AJ4046	218,320	206,687
3.500%, 11/1/41 Pool # AB3867	82,160	74,935
2.500%, 3/1/42 Pool # MA4571	2,148,286	1,829,983
4.000%, 3/1/42 Pool # AL1998	340,013	320,234
3.500%, 6/1/42 Pool # AO4134	346,191	315,592
3.500%, 8/1/42 Pool # AP2133	178,654	162,864
3.000%, 9/1/42 Pool # AP6568	46,195	40,794
3.500%, 9/1/42 Pool # AB6228	101,072	92,137

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2025

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 1, 2)
4.000%, 10/1/42 Pool # AP7363	$234,042	$219,553
3.500%, 1/1/43 Pool # AQ9326	210,540	191,922
3.000%, 2/1/43 Pool # AL3072	336,176	297,011
3.500%, 3/1/43 Pool # AT0310	166,638	151,901
3.500%, 4/1/43 Pool # AT2887	176,948	161,189
5.000%, 11/1/44 Pool # MA5539	718,375	701,152
4.000%, 1/1/45 Pool # AS4257	50,214	46,688
4.500%, 10/1/46 Pool # MA2783	29,689	28,500
3.000%, 1/1/47 Pool # BE0108	297,532	259,122
2.500%, 12/1/47 Pool # FM3165	902,497	754,741
3.000%, 1/1/48 Pool # FM1303	1,002,825	873,364
3.000%, 8/1/48 Pool # FS0517	692,511	601,501
3.000%, 1/1/49 Pool # FS4296	672,368	592,950
4.000%, 11/1/50 Pool # FM5530	515,030	474,380
2.000%, 1/1/52 Pool # FS0173	1,007,477	799,539
2.000%, 3/1/52 Pool # CB3105	417,793	331,556
2.500%, 3/1/52 Pool # BV4133	518,401	425,663
3.000%, 3/1/52 Pool # CB3115	816,019	703,001
2.500%, 4/1/52 Pool # FS4138	1,642,816	1,362,222
3.500%, 5/1/52 Pool # FS1866	867,732	771,167
4.000%, 5/1/52 Pool # FS1818	3,055,052	2,800,758
3.500%, 6/1/52 Pool # CB3845	850,342	755,620
3.500%, 7/1/52 Pool # FS2812	523,135	469,372
3.500%, 8/1/52 Pool # CB4361	880,922	782,792
4.500%, 8/1/52 Pool # FS2605	1,322,205	1,248,817
4.000%, 9/1/52 Pool # MA4732	431,748	395,344
4.500%, 9/1/52 Pool # FS2821	646,114	610,325
5.000%, 10/1/52 Pool # MA4785	1,464,551	1,417,978
5.500%, 10/1/52 Pool # MA4786	768,411	761,295
5.000%, 11/1/52 Pool # MA4806	846,062	819,092
5.000%, 12/1/52 Pool # MA4841	3,052,725	2,958,911
5.500%, 12/1/52 Pool # MA4842	831,727	824,302
4.500%, 7/1/53 Pool # FS4996	587,222	554,693
5.500%, 7/1/53 Pool # MA5072	3,266,996	3,232,786
5.500%, 9/1/53 Pool # FS5575	623,036	620,097
5.500%, 5/1/54 Pool # FS7759	969,553	959,627
5.000%, 1/1/55 Pool # MA5585	996,686	962,316
		37,002,012
Freddie Mac - 15.5%
4.500%, 2/1/25 Pool # J11722	201	201
4.500%, 5/1/25 Pool # J12247	2,404	2,402
8.000%, 6/1/30 Pool # C01005	204	212
6.500%, 1/1/32 Pool # C62333	4,634	4,758
2.500%, 2/1/32 Pool # ZS8641	152,005	143,123
3.500%, 8/1/32 Pool # C91485	83,328	80,545
4.000%, 5/1/33 Pool # G18693	134,561	131,920
4.500%, 6/1/34 Pool # C01856	114,971	111,237
2.500%, 6/1/35 Pool # RC1421	253,967	233,252
2.000%, 1/1/36 Pool # SB0546	679,663	609,378
6.500%, 11/1/36 Pool # C02660	2,411	2,516
5.500%, 1/1/37 Pool # G04593	70,939	71,891
5.500%, 11/1/37 Pool # A68787	47,315	47,660
5.500%, 12/1/38 Pool # G05267	130,190	131,004
4.500%, 8/1/39 Pool # G08361	128,591	124,904
3.500%, 11/1/40 Pool # G06168	120,122	109,801
2.000%, 3/1/41 Pool # RB5105	857,436	716,045
2.500%, 6/1/41 Pool # SC0151	677,323	579,003
4.000%, 10/1/41 Pool # Q04092	292,497	275,832
4.500%, 3/1/42 Pool # G07491	143,071	138,939
3.000%, 9/1/42 Pool # C04233	213,953	189,552
3.000%, 2/1/43 Pool # Q15767	148,756	132,286
3.000%, 4/1/43 Pool # V80026	533,164	470,703
3.500%, 8/1/44 Pool # Q27927	178,623	161,933
3.000%, 7/1/45 Pool # G08653	253,578	221,317
3.500%, 8/1/45 Pool # Q35614	180,149	163,314
3.000%, 11/1/45 Pool # G08675	208,813	182,031
3.000%, 1/1/46 Pool # G08686	264,856	230,831
3.000%, 10/1/46 Pool # G60722	272,188	237,054
3.500%, 11/1/47 Pool # Q52079	222,553	200,117
2.500%, 4/1/48 Pool # QA2240	888,831	742,474
3.000%, 7/1/49 Pool # QA1033	311,572	269,388
2.500%, 6/1/51 Pool # QC2842	841,680	692,766
2.500%, 1/1/52 Pool # SD7552	3,372,363	2,786,381
3.500%, 4/1/52 Pool # SD0960	1,158,924	1,041,249
3.500%, 5/1/52 Pool # RA7380	1,234,514	1,095,561
3.000%, 8/1/52 Pool # SD7556	1,402,286	1,207,773
4.500%, 9/1/52 Pool # SD8245	643,149	606,330
4.500%, 11/1/52 Pool # SD8266	1,927,128	1,815,760
5.000%, 11/1/52 Pool # SD8267	2,526,964	2,446,608
5.500%, 11/1/52 Pool # SD8268	2,269,366	2,253,890
4.500%, 12/1/52 Pool # SD1921	1,074,772	1,017,410
5.000%, 12/1/52 Pool # RA8278	2,581,003	2,499,254
5.500%, 12/1/52 Pool # SD8277	972,625	963,943
5.000%, 2/1/53 Pool # SD8299	754,411	730,269
5.500%, 2/1/53 Pool # SD2172	513,763	511,245
5.000%, 5/1/53 Pool # SD2875	1,375,874	1,342,429
5.500%, 6/1/53 Pool # SD3174	881,628	876,531
5.500%, 8/1/53 Pool # SD8349	660,820	653,730
6.000%, 9/1/53 Pool # SD3739	1,163,627	1,178,537
5.500%, 2/1/54 Pool # SD4901	655,168	649,374
		31,084,663
Ginnie Mae - 0.0%
6.500%, 2/20/29 Pool # 2714	1,650	1,682
6.500%, 4/20/31 Pool # 3068	1,122	1,159
4.000%, 4/15/39 Pool # 698089	9,139	8,619
		11,460

Total Mortgage Backed Securities
(Cost $71,619,516)		68,098,135

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 25.7%
U.S. Treasury Bonds -8.4%
6.625%, 2/15/27	2,000,000	2,099,453
5.375%, 2/15/31	1,250,000	1,312,256
4.500%, 5/15/38	1,250,000	1,233,203
2.250%, 5/15/41	3,000,000	2,135,977
3.750%, 8/15/41	4,250,000	3,746,807
4.625%, 5/15/44	750,000	727,851
3.000%, 5/15/45	1,000,000	757,070
3.000%, 5/15/47	750,000	555,498
3.375%, 11/15/48	500,000	391,348
1.250%, 5/15/50	1,500,000	710,742
1.875%, 2/15/51	1,600,000	889,812
4.125%, 8/15/53	2,000,000	1,778,516
4.250%, 8/15/54	565,000	514,327
		16,852,860
U.S. Treasury Notes - 17.3%
4.625%, 6/15/27	2,500,000	2,520,703
4.000%, 2/29/28	5,500,000	5,455,098
2.875%, 5/15/28	1,750,000	1,673,984
4.625%, 9/30/28	4,750,000	4,797,314
2.625%, 2/15/29	4,500,000	4,215,762
3.875%, 11/30/29	4,000,000	3,913,125
4.000%, 7/31/30	3,000,000	2,941,055
4.250%, 6/30/31	2,500,000	2,471,680
4.125%, 11/15/32	750,000	732,393
3.375%, 5/15/33	100,000	92,105

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2025

Core Bond Fund Portfolio of Investments (unaudited) - concluded

	Par Value	Value (Note 1, 2)
4.000%, 2/15/34	$3,360,000	$3,223,237
4.375%, 5/15/34	2,750,000	2,711,758
		34,748,214

Total U.S. Government and Agency Obligations
(Cost $55,409,331)		51,601,074

	Shares
SHORT-TERM INVESTMENTS - 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (G), 4.330%	6,387,743	6,387,743
State Street Navigator Securities Lending Government Money Market Portfolio (G) (H), 4.330%	886,733	886,733

Total Short-Term Investments
(Cost $7,274,476)		7,274,476
TOTAL INVESTMENTS - 99.4%
(Cost $212,272,488)		199,341,962

NET OTHER ASSETS AND LIABILITIES - 0.6%		1,246,046

TOTAL NET ASSETS - 100.0%		$200,588,008

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers.”

(B)	Floating rate or variable rate note. Rate shown is as of January 31, 2025.

(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at January 31, 2025.

(D)	Stepped rate security. Rate shown is as of January 31, 2025.

(E)	Defaulted Security. Security was deemed illiquid by Madison. Interest is not being accrued.

(F)	All or a portion of these securities, with an aggregate fair value of $867,242, are on loan as part of a securities lending program.

(G)	7-day yield.

(H)	Represents investments of cash collateral received in connection with securities lending.

BDC	Business Development Company.

CMT	Constant Maturity Treasury.

DAC	Designated Activity Company.

FREMF	Freddie Mac Multifamily Securities.

IO	Interest Only.

LLC	Limited Liability Corporation.

LP	Limited Partnership.

PLC	Public Limited Company.

REMIC	Real Estate Mortgage Investment Conduit.

SOFR	Secured Overnight Financing Rate.

USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2025

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 79.1%
Communication Services - 2.9%
Comcast Corp., Class A	86,000	$2,894,760
T-Mobile U.S., Inc. (A)	15,500	3,611,035
		6,505,795
Consumer Discretionary - 6.1%
Las Vegas Sands Corp. (A)	216,000	9,899,280
Lowe’s Cos., Inc. (A)	14,000	3,640,560
		13,539,840
Consumer Staples - 11.2%
Archer-Daniels-Midland Co.	96,000	4,918,080
Constellation Brands, Inc., Class A (A)	22,100	3,995,680
Dollar Tree, Inc.* (A)	73,000	5,354,550
Hershey Co. (A)	31,000	4,626,750
PepsiCo, Inc. (A)	38,100	5,741,289
		24,636,349
Energy - 11.8%
APA Corp. (A)	205,000	4,495,650
ConocoPhillips	69,200	6,839,036
Matador Resources Co. (A)	137,000	7,946,000
Transocean Ltd.*	1,700,000	6,664,000
		25,944,686
Equity Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp., REIT (A)	29,500	5,456,025

Financials - 5.0%
Charles Schwab Corp. (A)	45,000	3,722,400
PayPal Holdings, Inc.* (A)	82,000	7,263,560
		10,985,960
Health Care - 18.0%
Abbott Laboratories (A)	45,000	5,756,850
Agilent Technologies, Inc. (A)	43,000	6,515,360
CVS Health Corp. (A)	90,300	5,100,144
Danaher Corp. (A)	16,000	3,563,840
Johnson & Johnson (A)	25,000	3,803,750
Labcorp Holdings, Inc. (A)	15,200	3,796,960
Medtronic PLC (A)	86,100	7,819,602
Pfizer, Inc. (A)	123,000	3,261,960
		39,618,466
Industrials - 3.0%
Honeywell International, Inc. (A)	15,000	3,355,800
Rockwell Automation, Inc. (A)	11,800	3,285,474
		6,641,274
Information Technology - 13.8%
Accenture PLC, Class A (A)	12,600	4,850,370
Adobe, Inc.* (A)	11,600	5,074,420
Advanced Micro Devices, Inc.* (A)	28,000	3,246,600
ASML Holding NV (A)	6,500	4,805,515
Microchip Technology, Inc. (A)	78,000	4,235,400
MKS Instruments, Inc. (A)	33,000	3,738,240
Texas Instruments, Inc. (A)	24,100	4,449,101
		30,399,646
Materials - 2.9%
Barrick Gold Corp.	385,000	6,302,450

Utilities - 1.9%
AES Corp.	387,000	4,257,000

Total Common Stocks
(Cost $204,270,809)		174,287,491

SHORT-TERM INVESTMENTS - 22.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 4.330%	50,296,391	50,296,391

Total Short-Term Investments
(Cost $50,296,391)		50,296,391
TOTAL INVESTMENTS - 102.0%
(Cost $254,567,200)		224,583,882

TOTAL CALL AND PUT OPTIONS WRITTEN - (2.1%)		(4,696,320)

NET OTHER ASSETS AND LIABILITIES - 0.1%		191,700

TOTAL NET ASSETS - 100.0%		$220,079,262

*	Non-income producing.

(A)	All or a portion of these securities’ positions, with a value of $142,412,165, represent covers (directly or through conversion rights) for outstanding options written.

(B)	7-day yield.

PLC	Public Limited Company.

REIT	Real Estate Investment Trust.

Written Option Contracts Outstanding at January 31, 2025
Desription	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call Options Written
Abbott Laboratories	$115.00	2/21/25	(450)	$(5,175,000)	$(601,875)	$(154,787)	$(447,088)
Accenture PLC, Class A	370.00	2/21/25	(126)	(4,662,000)	(226,170)	(131,680)	(94,490)
Adobe, Inc.	470.00	2/21/25	(16)	(752,000)	(2,720)	(14,383)	11,663
Adobe, Inc.	470.00	3/21/25	(100)	(4,700,000)	(126,500)	(117,627)	(8,873)
Advanced Micro Devices, Inc.	140.00	2/21/25	(280)	(3,920,000)	(23,520)	(142,236)	118,716
Agilent Technologies, Inc.	155.00	3/21/25	(215)	(3,332,500)	(90,837)	(85,776)	(5,061)
Agilent Technologies, Inc.	145.00	3/21/25	(215)	(3,117,500)	(222,525)	(75,068)	(147,457)
American Tower Corp.	200.00	4/17/25	(295)	(5,900,000)	(97,350)	(156,043)	58,693
APA Corp.	25.00	2/21/25	(1,025)	(2,562,500)	(8,713)	(54,304)	45,591
ASML Holding NV	800.00	3/21/25	(65)	(5,200,000)	(114,725)	(208,572)	93,847
Charles Schwab Corp.	80.00	3/21/25	(450)	(3,600,000)	(212,625)	(78,987)	(133,638)
Constellation Brands, Inc., Class A	190.00	3/21/25	(221)	(4,199,000)	(72,930)	(82,310)	9,380

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2025

Covered Call & Equity Income Fund Portfolio of Investments (unaudited) - concluded

Written Option Contracts Outstanding at January 31, 2025 (continued)
Desription	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call Options Written (continued)
CVS Health Corp.	$50.00	2/21/25	(903)	$(4,515,000)	$(641,130)	$(136,025)	$(505,105)
Danaher Corp.	240.00	3/21/25	(160)	(3,840,000)	(33,200)	(111,834)	78,634
Dollar Tree, Inc.	85.00	3/21/25	(730)	(6,205,000)	(191,260)	(240,215)	48,955
Hershey Co.	180.00	2/21/25	(228)	(4,104,000)	(6,270)	(72,726)	66,456
Hershey Co.	160.00	3/21/25	(82)	(1,312,000)	(19,680)	(26,979)	7,299
Honeywell International, Inc.	240.00	3/21/25	(150)	(3,600,000)	(45,000)	(106,350)	61,350
Johnson & Johnson	155.00	4/17/25	(250)	(3,875,000)	(86,250)	(51,742)	(34,508)
Labcorp Holdings, Inc.	240.00	2/21/25	(152)	(3,648,000)	(202,160)	(62,946)	(139,214)
Las Vegas Sands Corp.	55.00	2/21/25	(1,080)	(5,940,000)	—	(173,217)	173,217
Las Vegas Sands Corp.	55.00	3/21/25	(1,080)	(5,940,000)	(22,140)	(174,934)	152,794
Lowe’s Cos., Inc.	260.00	3/21/25	(140)	(3,640,000)	(151,200)	(98,947)	(52,253)
Matador Resources Co.	65.00	2/21/25	(250)	(1,625,000)	(6,875)	(34,203)	27,328
Matador Resources Co.	60.00	3/21/25	(1,120)	(6,720,000)	(221,200)	(178,015)	(43,185)
Medtronic PLC	85.00	3/21/25	(861)	(7,318,500)	(609,158)	(132,574)	(476,584)
Microchip Technology, Inc.	65.00	2/21/25	(780)	(5,070,000)	(23,400)	(157,061)	133,661
MKS Instruments, Inc.	115.00	2/21/25	(330)	(3,795,000)	(166,650)	(111,494)	(55,156)
PayPal Holdings, Inc.	100.00	3/21/25	(820)	(8,200,000)	(127,920)	(209,789)	81,869
PepsiCo, Inc.	160.00	3/21/25	(95)	(1,520,000)	(10,830)	(27,666)	16,836
Pfizer, Inc.	29.00	3/21/25	(1,230)	(3,567,000)	(29,520)	(46,715)	17,195
Rockwell Automation, Inc.	310.00	3/21/25	(118)	(3,658,000)	(37,170)	(99,395)	62,225
T-Mobile U.S., Inc.	230.00	5/16/25	(155)	(3,565,000)	(207,700)	(118,413)	(89,287)
Texas Instruments, Inc.	200.00	3/21/25	(241)	(4,820,000)	(57,117)	(158,656)	101,539
Total Call Options Written					$(4,696,320)	$(3,831,669)	$(864,651)
Total Options Written, at Value					$(4,696,320)	$(3,831,669)	$(864,651)

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2025

Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 98.3%
Communication Services - 2.6%
Comcast Corp., Class A	102,900	$3,463,614

Consumer Discretionary - 9.8%
Home Depot, Inc.	12,450	5,129,151
Lowe’s Cos., Inc.	15,300	3,978,612
McDonald’s Corp.	6,200	1,789,940
Starbucks Corp.	18,400	1,981,312
		12,879,015
Consumer Staples - 7.0%
Colgate-Palmolive Co.	27,200	2,358,240
Hershey Co.	12,600	1,880,550
PepsiCo, Inc.	19,200	2,893,248
Procter & Gamble Co.	12,600	2,091,474
		9,223,512
Energy - 9.4%
Chevron Corp.	23,200	3,461,208
ConocoPhillips	21,900	2,164,377
EOG Resources, Inc.	33,200	4,176,228
Exxon Mobil Corp.	24,100	2,574,603
		12,376,416
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp., REIT	17,000	3,144,150

Financials - 21.3%
Bank of America Corp.	76,900	3,560,470
Blackrock, Inc.	4,775	5,135,512
CME Group, Inc.	20,100	4,754,052
JPMorgan Chase & Co.	14,450	3,862,485
Morgan Stanley	34,984	4,842,835
Northern Trust Corp.	19,700	2,212,113
U.S. Bancorp	76,500	3,655,170
		28,022,637
Health Care - 13.1%
Abbott Laboratories	26,200	3,351,766
AbbVie, Inc.	18,700	3,438,930
Elevance Health, Inc.	3,450	1,365,165
Johnson & Johnson	28,400	4,321,060
Medtronic PLC	53,200	4,831,624
		17,308,545
Industrials - 19.9%
Automatic Data Processing, Inc.	19,200	5,817,792
Caterpillar, Inc.	4,000	1,485,760
Cummins, Inc.	5,863	2,088,694
Fastenal Co.	50,700	3,713,268
Honeywell International, Inc.	21,350	4,776,422
Paychex, Inc.	17,100	2,525,157
Rockwell Automation, Inc.	7,200	2,004,696
Union Pacific Corp.	15,100	3,741,629
		26,153,418
Information Technology - 6.7%
Accenture PLC, Class A	4,000	1,539,800
Analog Devices, Inc.	8,200	1,737,498
TE Connectivity PLC	8,700	1,287,339
Texas Instruments, Inc.	22,800	4,209,108
		8,773,745
Materials - 2.3%
Air Products & Chemicals, Inc.	9,250	3,101,155

Utilities - 3.8%
NextEra Energy, Inc.	69,200	4,951,952

Total Common Stocks
(Cost $95,019,261)		129,398,159

SHORT-TERM INVESTMENTS - 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.330%	2,203,019	2,203,019

Total Short-Term Investments
(Cost $2,203,019)		2,203,019
TOTAL INVESTMENTS - 100.0%
(Cost $97,222,280)		131,601,178

NET OTHER ASSETS AND LIABILITIES - 0.0%		19,053

TOTAL NET ASSETS - 100.0%		$131,620,231

(A)	7-day yield.

PLC	Public Limited Company.

REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2025

Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 94.9%
Communication Services - 10.0%
Alphabet, Inc., Class C	184,863	$38,007,833
Liberty Broadband Corp., Class C*	82,684	6,338,555
		44,346,388
Consumer Discretionary - 14.6%
Amazon.com, Inc.*	101,538	24,133,552
Lowe’s Cos., Inc.	63,788	16,587,432
NIKE, Inc., Class B	78,353	6,025,346
Starbucks Corp.	87,225	9,392,388
TJX Cos., Inc.	69,627	8,688,753
		64,827,471
Financials - 32.2%
Capital Markets - 5.2%
Brookfield Corp.	214,918	13,152,982
Charles Schwab Corp.	120,034	9,929,212
		23,082,194
Commercial Banks - 2.7%
U.S. Bancorp	249,109	11,902,428

Financial Services - 13.2%
Berkshire Hathaway, Inc., Class B*	37,266	17,465,456
Fiserv, Inc.*	118,047	25,502,874
Visa, Inc., Class A	46,105	15,758,689
		58,727,019
Insurance - 11.1%
Arch Capital Group Ltd.	252,295	23,481,096
Marsh & McLennan Cos., Inc.	48,673	10,556,200
Progressive Corp.	60,947	15,019,779
		49,057,075
		142,768,716
Health Care - 9.2%
Agilent Technologies, Inc.	93,557	14,175,757
Alcon AG	166,764	15,190,533
Danaher Corp.	27,771	6,185,712
Elevance Health, Inc.	13,532	5,354,612
		40,906,614
Industrials - 15.8%
Copart, Inc.*	250,961	14,538,171
Deere & Co.	21,265	10,134,048
Ferguson Enterprises, Inc.	59,404	10,759,253
PACCAR, Inc.	170,897	18,949,059
Parker-Hannifin Corp.	22,625	15,997,006
		70,377,537
Information Technology - 13.1%
Accenture PLC, Class A	37,134	14,294,733
Analog Devices, Inc.	71,598	15,170,900
Keysight Technologies, Inc.*	91,985	16,405,525
Texas Instruments, Inc.	66,351	12,249,058
		58,120,216
Total Common Stocks
(Cost $204,575,933)		421,346,942

SHORT-TERM INVESTMENTS - 5.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.330%	22,044,130	22,044,130

Total Short-Term Investments
(Cost $22,044,130)		22,044,130
TOTAL INVESTMENTS - 99.9%
(Cost $226,620,063)		443,391,072

NET OTHER ASSETS AND LIABILITIES - 0.1%		507,708

TOTAL NET ASSETS - 100.0%		$443,898,780

*	Non-income producing.

(A)	7-day yield.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2025

Sustainable Equity Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 97.2%
Communication Services - 7.5%
Alphabet, Inc., Class C	1,096	$225,338

Consumer Discretionary - 9.6%
Amazon.com, Inc.*	566	134,527
Home Depot, Inc.	170	70,036
TJX Cos., Inc.	668	83,360
		287,923
Consumer Staples - 5.4%
Costco Wholesale Corp.	164	160,700

Financials - 17.6%
Blackrock, Inc.	60	64,530
Charles Schwab Corp.	665	55,009
JPMorgan Chase & Co.	420	112,266
Progressive Corp.	375	92,415
U.S. Bancorp	1,489	71,145
Visa, Inc., Class A	388	132,618
		527,983
Health Care - 15.3%
Agilent Technologies, Inc.	531	80,457
Danaher Corp.	311	69,272
Eli Lilly & Co.	228	184,926
UnitedHealth Group, Inc.	186	100,903
Vertex Pharmaceuticals, Inc.*	48	22,161
		457,719
Industrials - 3.2%
Equifax, Inc.	222	61,001
Union Pacific Corp.	145	35,930
		96,931
Information Technology - 30.0%
Computers & Peripherals - 4.5%
Apple, Inc.	574	135,464

Electronic Equipment, Instruments &
Components - 3.8%
Keysight Technologies, Inc.*	317	56,537
TE Connectivity PLC	382	56,525
		113,062
IT Services - 2.9%
Accenture PLC, Class A	227	87,384

Semiconductors & Semiconductor
Equipment - 6.3%
Analog Devices, Inc.	273	57,846
QUALCOMM, Inc.	387	66,924
Texas Instruments, Inc.	357	65,906
		190,676
Software - 12.5%
Adobe, Inc.*	85	37,183
Microsoft Corp.	542	224,962
Oracle Corp.	655	111,389
		373,534
		900,120
Materials - 5.0%
Ecolab, Inc.	263	65,800
Linde PLC	185	82,532
		148,332
Utilities - 3.6%
NextEra Energy, Inc.	1,511	108,127

Total Common Stocks
(Cost $1,999,851)		2,913,173

SHORT-TERM INVESTMENTS - 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.330%	88,037	88,037

Total Short-Term Investments
(Cost $88,037)		88,037
TOTAL INVESTMENTS - 100.1%
(Cost $2,087,888)		3,001,210

NET OTHER ASSETS AND LIABILITIES - (0.1%)		(2,256)

TOTAL NET ASSETS - 100.0%		$2,998,954

*	Non-income producing.

(A)	7-day yield.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2025

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 91.7%
Communication Services - 5.4%
Liberty Broadband Corp., Class C*	652,638	$50,031,229
Liberty Media Corp.-Liberty Formula One,
Class A*	454,863	40,037,041
Liberty Media Corp.-Liberty Formula One,
Class C*	253,640	24,273,348
		114,341,618
Consumer Discretionary - 15.4%
Asbury Automotive Group, Inc.*	180,907	53,671,489
Floor & Decor Holdings, Inc., Class A*	516,437	51,695,344
Lithia Motors, Inc.	136,593	51,372,627
Ross Stores, Inc.	762,860	114,856,201
Thor Industries, Inc.	530,600	54,566,904
		326,162,565
Consumer Staples - 4.1%
Brown-Forman Corp., Class B	915,658	30,225,871
Dollar Tree, Inc.*	779,586	57,182,633
		87,408,504
Financials - 21.4%
Arch Capital Group Ltd.	1,626,991	151,424,052
Brookfield Asset Management Ltd., Class A	913,138	54,633,047
Brown & Brown, Inc.	966,648	101,169,380
Cullen/Frost Bankers, Inc.	181,993	25,369,824
Glacier Bancorp, Inc.	497,060	24,688,970
Moelis & Co., Class A	584,646	45,771,935
W.R. Berkley Corp.	869,649	51,161,451
		454,218,659
Health Care - 6.0%
Labcorp Holdings, Inc.	264,149	65,984,420
Waters Corp.*	148,366	61,643,106
		127,627,526
Industrials - 16.4%
Armstrong World Industries, Inc.	275,488	41,601,443
Carlisle Cos., Inc.	203,108	79,102,442
Copart, Inc.*	1,557,608	90,232,231
Expeditors International of Washington, Inc.	256,502	29,133,497
Graco, Inc.	239,037	20,119,744
PACCAR, Inc.	786,451	87,201,687
		347,391,044
Information Technology - 23.0%
Amphenol Corp., Class A	1,166,251	82,547,246
Arista Networks, Inc.*	317,527	36,588,636
CDW Corp.	406,172	80,885,092
Gartner, Inc.*	263,714	143,151,871
Microchip Technology, Inc.	698,430	37,924,749
MKS Instruments, Inc.	457,134	51,784,139
Teledyne Technologies, Inc.*	106,963	54,693,391
		487,575,124
Total Common Stocks
(Cost $1,417,476,671)		1,944,725,040

SHORT-TERM INVESTMENTS - 8.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.330%	170,769,957	170,769,957

Total Short-Term Investments
(Cost $170,769,957)		170,769,957
TOTAL INVESTMENTS - 99.8%
(Cost $1,588,246,628)		2,115,494,997

NET OTHER ASSETS AND LIABILITIES - 0.2%		3,534,313

TOTAL NET ASSETS - 100.0%		$2,119,029,310

*	Non-income producing.

(A)	7-day yield.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2025

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 93.9%
Communication Services - 2.7%
Cogent Communications Holdings, Inc.	70,653	$5,322,997

Consumer Discretionary - 9.6%
Ollie’s Bargain Outlet Holdings, Inc.*	23,027	2,567,741
OneSpaWorld Holdings Ltd.	280,681	5,995,346
Revolve Group, Inc.*	92,603	2,924,403
Shake Shack, Inc., Class A*	38,619	4,562,063
VF Corp.	99,522	2,584,586
		18,634,139
Consumer Staples - 8.5%
Edgewell Personal Care Co.	100,196	3,336,527
Hain Celestial Group, Inc.*	487,759	2,468,060
Primo Brands Corp.	147,030	4,759,361
Simply Good Foods Co.*	159,020	6,042,760
		16,606,708
Energy - 1.7%
Chord Energy Corp.	30,161	3,391,604

Financials - 9.4%
Axis Capital Holdings Ltd.	53,982	4,913,442
Baldwin Insurance Group, Inc.*	70,119	2,871,373
Moelis & Co., Class A	39,277	3,074,996
Texas Capital Bancshares, Inc.*	48,282	3,811,864
Western Alliance Bancorp	40,890	3,593,004
		18,264,679
Health Care - 13.2%
Encompass Health Corp.	82,793	8,218,861
Globus Medical, Inc., Class A*	44,144	4,093,032
HealthEquity, Inc.*	60,262	6,654,130
Medpace Holdings, Inc.*	5,966	2,083,029
Option Care Health, Inc.*	153,186	4,736,511
		25,785,563
Industrials - 18.8%
Carlisle Cos., Inc.	13,336	5,193,838
Core & Main, Inc., Class A*	120,975	6,827,829
Crane Co.	22,009	3,748,573
Hayward Holdings, Inc.*	253,577	3,818,870
Hillman Solutions Corp.*	88,342	883,420
Legalzoom.com, Inc.*	165,705	1,489,688
Leonardo DRS, Inc.*	100,859	3,545,194
Mueller Water Products, Inc., Class A	87,599	2,014,777
Saia, Inc.*	6,511	3,125,996
WillScot Holdings Corp.*	161,804	5,996,456
		36,644,641
Information Technology - 21.6%
Box, Inc., Class A*	168,520	5,626,883
Ciena Corp.*	35,559	3,098,611
CommVault Systems, Inc.*	20,582	3,277,889
Confluent, Inc., Class A*	157,586	4,677,153
Crane NXT Co.	50,000	3,198,500
CTS Corp.	61,766	3,155,625
Entegris, Inc.	40,040	4,065,662
FormFactor, Inc.*	129,038	5,167,972
Knowles Corp.*	103,372	1,956,832
Power Integrations, Inc.	71,426	4,451,268
Workiva, Inc.*	35,945	3,530,518
		42,206,913
Materials - 8.4%
Huntsman Corp.	64,478	1,085,165
Olin Corp.	86,140	2,523,040
Scotts Miracle-Gro Co.	82,152	5,829,506
Summit Materials, Inc., Class A*	132,445	6,928,198
		16,365,909
Total Common Stocks
(Cost $125,095,383)		183,223,153

SHORT-TERM INVESTMENTS - 5.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.330%	11,191,858	11,191,858

Total Short-Term Investments
(Cost $11,191,858)		11,191,858
TOTAL INVESTMENTS - 99.6%
(Cost $136,287,241)		194,415,011

NET OTHER ASSETS AND LIABILITIES - 0.4%		693,884

TOTAL NET ASSETS - 100.0%		$195,108,895

* Non-income producing.

(A) 7-day yield.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2025

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 3)
COMMON STOCKS - 94.2%
Australia - 1.5%
Treasury Wine Estates Ltd. (A)	21,199	$142,117

Brazil - 1.2%
Itau Unibanco Holding SA, ADR	19,949	115,704

Canada - 4.6%
Cameco Corp.	3,633	179,665
Canadian Pacific Kansas City Ltd.	2,020	160,792
Manulife Financial Corp.	3,161	94,545
		435,002
China - 7.2%
Alibaba Group Holding Ltd., ADR	2,646	261,531
Ping An Insurance Group Co. of China Ltd.,
Class H (A)	36,878	206,699
Tencent Holdings Ltd. (A)	4,140	218,168
		686,398
Denmark - 2.0%
Carlsberg AS, Class B (A)	991	103,973
Genmab AS* (A)	460	90,623
		194,596
France - 7.7%
Air Liquide SA (A)	600	104,618
Airbus SE (A)	1,563	270,094
Hermes International SCA (A)	48	134,378
LVMH Moet Hennessy Louis Vuitton SE (A)	153	110,239
Worldline SA* (B) (A)	13,345	117,560
		736,889
Germany - 11.6%
adidas AG (A)	808	213,398
Deutsche Telekom AG (A)	8,595	288,259
KION Group AG (A)	4,459	166,564
SAP SE, ADR	582	160,667
Siemens AG (A)	827	177,872
Symrise AG (A)	962	98,475
		1,105,235
Hong Kong - 2.0%
AIA Group Ltd. (A)	26,944	189,521

India - 7.0%
HDFC Bank Ltd., ADR	4,160	252,262
Infosys Ltd., ADR (C)	7,812	171,473
Larsen & Toubro Ltd., GDR (A)	5,943	242,544
		666,279
Ireland - 2.7%
Kerry Group PLC, Class A (A)	2,473	253,597

Israel - 2.2%
CyberArk Software Ltd.*	555	205,894

Italy - 1.0%
Ferrari NV	224	95,989

Japan - 18.7%
CyberAgent, Inc. (A)	21,084	157,510
Daiichi Sankyo Co. Ltd. (A)	6,700	184,161
Keyence Corp. (A)	276	119,032
Lasertec Corp. (A)	1,000	104,605
Mitsubishi UFJ Financial Group, Inc. (A)	13,300	168,390
Murata Manufacturing Co. Ltd. (A)	7,964	125,869
NIDEC Corp. (A)	5,100	88,013
Pan Pacific International Holdings Corp. (A)	8,400	233,568
Shin-Etsu Chemical Co. Ltd. (A)	2,900	90,507
Shiseido Co. Ltd. (A)	5,900	98,604
Sony Group Corp. (A)	9,330	205,750
Toray Industries, Inc. (A)	28,879	200,223
		1,776,232
Mexico - 4.8%
Fomento Economico Mexicano SAB de
CV, ADR	1,370	116,888
Grupo Mexico SAB de CV, Series B	35,549	173,525
Wal-Mart de Mexico SAB de CV, ADR	6,514	169,234
		459,647
Netherlands - 3.0%
ASML Holding NV	240	177,435
NXP Semiconductors NV	535	111,574
		289,009
Norway - 1.2%
Norsk Hydro ASA (A)	18,839	110,585

Switzerland - 5.7%
Lonza Group AG (A)	322	204,640
Partners Group Holding AG (A)	122	185,501
Sika AG (A)	611	155,185
		545,326
Taiwan - 2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,055	220,833

United Kingdom - 7.8%
AstraZeneca PLC	1,824	256,830
Prudential PLC	18,235	152,459
Shell PLC (A)	5,187	170,172
Wise PLC, Class A* (A)	11,613	160,080
		739,541
Total Common Stocks
(Cost $7,842,422)		8,968,394

SHORT-TERM INVESTMENTS - 7.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 4.330%	504,411	504,411
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 4.330%	172,238	172,238
Total Short-Term Investments
(Cost $676,649)		676,649
TOTAL INVESTMENTS - 101.3%
(Cost $8,519,071)		9,645,043
NET OTHER ASSETS AND LIABILITIES - (1.3%)		(128,014)

TOTAL NET ASSETS - 100.0%		$9,517,029

*	Non-income producing.

(A)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board (see Note 2).

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2025

International Stock Fund Portfolio of Investments (unaudited) - concluded

(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers.”

(C)	All or a portion of these securities, with an aggregate fair value of $168,027, are on loan as part of a securities lending program.

(D)	7-day yield.

(E)	Represents investments of cash collateral received in connection with securities lending.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2025

Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: Madison Funds, a Delaware business trust (the “Trust” and each series of the Trust referred to individually as a “Fund” and collectively, the “Funds”) values securities and other investments as follows: Equity securities, including American Depositary Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each Fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these Funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

Rule 2a-5 under the 1940 Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a fund must fair value a security. Among other things, the Valuation Rule permits a board of trustees of a fund to designate a fund’s investment adviser as valuation designee to perform a fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the board receives the information it needs to oversee a fund’s investment adviser fair value determinations. The Board has designated the Funds’ investment adviser as Valuation Designee and the Valuation Designee has delegated valuation decisions to the Committee.

Madison Funds | January 31, 2025

Notes to Portfolio of Investments (unaudited) - continued

A Fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Fair Value Measurements: Each Fund has adopted Financial Accounting Standards Board (the “FASB”) guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As January 31, 2025, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of January 31, 2025, in valuing the funds’ investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

Fund[1]	Level 1	Level 2	Level 3	Value at 1/31/25
Conservative Allocation
Exchange Traded Funds	$20,868,217	$—	$—	$20,868,217
Investment Companies	20,122,853	—	—	20,122,853
Short-Term Investments	4,186,490	—	—	4,186,490
	45,177,560	—	—	45,177,560

Madison Funds | January 31, 2025

Notes to Portfolio of Investments (unaudited) - continued

Fund[1]	Level 1	Level 2	Level 3	Value at 1/31/25
Moderate Allocation
Exchange Traded Funds	$53,919,694	$—	$—	$53,919,694
Investment Companies	35,551,272	—	—	35,551,272
Short-Term Investments	9,822,083	—	—	9,822,083
	99,293,049	—	—	99,293,049
Aggressive Allocation
Exchange Traded Funds	36,106,235	—	—	36,106,235
Investment Companies	16,880,087	—	—	16,880,087
Short-Term Investments	6,412,751	—	—	6,412,751
	59,399,073	—	—	59,399,073
Diversified Income
Collateralized Mortgage Obligations	—	179	—	179
Commercial Mortgage-Backed Securities	—	—	—	—
Exchange Traded Funds	133,327,386	—	—	133,327,386
Mortgage Backed Securities	—	7,339	—	7,339
Short-Term Investments	9,234,545	—	—	9,234,545
	142,561,931	7,518	—	142,569,449
Tax-Free Virginia
Municipal Bonds	—	—	—	—
	—	—	—	—
Tax-Free National
Municipal Bonds	—	18,012,510	—	18,012,510
	—	18,012,510	—	18,012,510
High Quality Bond
Corporate Notes and Bonds	—	18,556,029	—	18,556,029
Foreign Corporate Bonds	—	728,487	—	728,487
U.S. Government and Agency Obligations	—	33,219,306	—	33,219,306
Short-Term Investments	2,349,570	—	—	2,349,570
	2,349,570	52,503,822	—	54,853,392
Core Bond
Asset Backed Securities	—	5,925,988	—	5,925,988
Collateralized Mortgage Obligations	—	11,668,038	—	11,668,038
Commercial Mortgage-Backed Securities	—	3,383,369	—	3,383,369
Corporate Notes and Bonds	—	46,209,104	—	46,209,104
Foreign Corporate Bonds	—	5,181,778	—	5,181,778
Mortgage Backed Securities	—	68,098,135	—	68,098,135
U.S. Government and Agency Obligations	—	51,601,074	—	51,601,074
Short-Term Investments	7,274,476	—	—	7,274,476
	7,274,476	192,067,486	—	199,341,962
Covered Call & Equity Income
Assets:
Common Stocks	174,287,491	—	—	174,287,491
Short-Term Investments	50,296,391	—	—	50,296,391
	224,583,882	—	—	224,583,882
Liabilities:
Options	(4,696,320)	—	—	(4,696,320)
	(4,696,320)	—	—	(4,696,320)
Dividend Income
Common Stocks	129,398,159	—	—	129,398,159
Short-Term Investments	2,203,019	—	—	2,203,019
	131,601,178	—	—	131,601,178
Investors
Common Stocks	421,346,942	—	—	421,346,942
Short-Term Investments	22,044,130	—	—	22,044,130
	443,391,072	—	—	443,391,072
Sustainable Equity
Common Stocks	2,913,173	—	—	2,913,173
Short-Term Investments	88,037	—	—	88,037
	3,001,210	—	—	3,001,210

Madison Funds | January 31, 2025

Notes to Portfolio of Investments (unaudited) - concluded

Fund[1]	Level 1	Level 2	Level 3	Value at 1/31/25
Mid Cap
Common Stocks	$1,944,725,040	$—	$—	$1,944,725,040
Short-Term Investments	170,769,957	—	—	170,769,957
	2,115,494,997	—	—	2,115,494,997
Small Cap
Common Stocks	183,223,153	—	—	183,223,153
Short-Term Investments	11,191,858	—	—	11,191,858
	194,415,011	—	—	194,415,011
International Stock
Common Stocks
Australia	—	142,117	—	142,117
Brazil	115,704	—	—	115,704
Canada	435,002	—	—	435,002
China	261,531	424,867	—	686,398
Denmark	—	194,596	—	194,596
France	—	736,889	—	736,889
Germany	160,667	944,568	—	1,105,235
Hong Kong	—	189,521	—	189,521
India	423,735	242,544	—	666,279
Ireland	—	253,597	—	253,597
Israel	205,894	—	—	205,894
Italy	95,989	—	—	95,989
Japan	—	1,776,232	—	1,776,232
Mexico	459,647	—	—	459,647
Netherlands	289,009	—	—	289,009
Norway	—	110,585	—	110,585
Switzerland	—	545,326	—	545,326
Taiwan	220,833	—	—	220,833
United Kingdom	409,289	330,252	—	739,541
Short-Term Investments	676,649	—	—	676,649
	3,753,949	5,891,094	—	9,645,043

1See respective Portfolio of Investments for underlying holdings in each fund. For additional information on the Underlying funds held in the Allocation Funds, including shareholder prospectuses and financial reports, please visit each Underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a Fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a Fund’s financial position, results of operations.

The following table presents the types of derivatives in the Covered Call & Equity Income Fund as of January 31, 2025 and their effects:

Statements of Asset & Liability Presentation of Fair Values of Derivative Instruments
		Asset Derivatives		Liability Derivatives
Fund	Underlying Risk	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Covered Call & Equity Income	Equity	Options Purchased	$—	Options Written	$(4,696,320)